COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount	$ 1,370	$ 590	$ 7,140	$ 5,815
Interest rate			100.00%
Support grants terms			12 months
Royalties amount payable			$ 5,800
Royalties amount payable including interest			6,700
Research and Development Arrangement [Member]
Commitments and Contingent Liabilities [Line Items]
Total Research and development amount			$ 5,800
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest			3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest			5.00%